Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Trade Payables and Other Current Liabilities
Trade Payables and Other Current Liabilities

Note 14. Trade Payables and Other Current Liabilities

	As of December 31,
(in thousands of euros)	2020	2021	2022
Trade payables	6,923	14,602	19,359
Other current liabilities	6,838	6,789	5,485
Trade payables and other current liabilities	13,761	21,391	24,844

No calculations have been made to discount trade payables and other current liabilities to present value as payment is due within one year of the end of the reporting period.

Trade payables include €11.2 million, €6.8 million and €4.3 million of accrued expenses as of December 31, 2022, 2021 and 2020.

14.1.	Trade payables

Trade payables break down by payment date as follows:

	As of December 31,
(in thousands of euros)	2020	2021	2022
Due in 30 days	6,834	14,445	19,156
Due in 30 - 60 days	89	158	201
Due in more than 60 days	—	—	2
Trade payables	6,923	14,602	19,359

At December 31, 2022, trade accounts payable increased by €4.8 million compared to December 31, 2021. In line with the previous year, the variation in trade payables is mainly related to the increase in research and development expenses in connection with the end of phase II and the launch of the phase III clinical trial evaluating lanifibranor in NASH. The studies fee incurred in lanifibranor increased by €24.2 million to €31.2 million for the 2021 year, they increased by €9.8 million to €41.1 million for the 2022 year.

14.2.	Other current liabilities

	As of
	December 31,
(in thousands of euros)	2020	2021	2022
Employee‑related payables	1,405	1,518	1,866
Accrued payroll and other employee‑related taxes	1,375	1,234	1,340
VAT payable	753	879	2,128
Other accrued taxes and employee‑related expenses	106	178	140
Other miscellaneous payables	3,198	2,979	12
Other current liabilities	6,838	6,789	5,485

No discounting has been performed on other current liabilities as their maturity is less than 1 year at the end of the period.

At December 31 2022, other current liabilities decreased by €1.3 million, mainly due to a decrease in other miscellaneous liabilities of €3.0 million and to the €1.2 million increase in VAT payable.

At December 31, 2021, other current liabilities mainly consist of “Other miscellaneous payables”, as well as “Employee-related payables” and “Accrued payroll and other employee-related taxes”.

Other miscellaneous payables at December 31, 2021 and 2020 mainly correspond to:

-	An accrued expense for an amount of €1.2 million (mark-up and delays interests at December 31, 2019 included) following receipt of the Notice of Recovery (AMR), on October 30, 2020, relating to the payroll tax for the taxable years 2016 and 2017 (see Note 12 - Provisions) making the liability certain and, consequently required its reclassification from provision to current liabilities.
-	An accrued expense for an amount of 1.6 million (mark-up and delays interests included) following the partial acceptance by the tax authorities of the CIR for the years 2013 to 2015 (see Note 12 - Provisions), making the liability certain and requiring its reclassification from a provision to an accrued liability.

At December 31, 2022, VAT payable mainly include self-assessed VAT.

Accrued payroll and other employee-related taxes mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA and APGIS for the last quarter of the year.

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as contribution to professional training charges, apprenticeship tax, the employer’s contribution to construction investment in France and the payroll tax.